Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Nature of Relationships	Nature of relationships with related parties
Name	Relationship with the Company
Wenzhou Ailefu Technology Co. Ltd. (“Ailefu”)	An entity 100% owned by Xiangze
Hangzhou Xiangze Trading Co. Ltd. (“Xiangze”)	An entity 100% owned by Lingyi Kong
Wenzhou Leiling Technology Development Co. Ltd. (“Leiling”)	An entity with Shengling Xiang as legal representative
Shanghai Fushishenye Mechanical and Electrical Equipment Co. Ltd. (“Fushishenye”)	An entity with Lingyi Kong as legal representative
Zhejiang Rayak Technology Co. Ltd. (“Rayak Tech”)	An entity 85% owned by Shengling Xiang and 15% owned by Zhejiang Leiya Electronics Co., Ltd.
Chuanlong Lin	Relative of Lingyi Kong; former controlling shareholder of New Focus
Shengling Xiang	Executive and legal rep of the Company
Lingyi Kong	Controlling shareholder of the Company
Chunhua Xiang	Relative of Lingyi Kong

Schedule of Net Outstanding Balances with Related Parties

Net outstanding balances with related parties consisted of the following as of December 31, 2025 and 2024:

Accounts	Name of related parties	2025	2024
Due to related party	Lingyi Kong	1,212,020	3,176,325
	Zhejiang Rayak Technology Co. Ltd.	564,868	-
	Shengling Xiang	-	333,840
TOTAL		$1,776,888	$3,510,165
Accounts payables, related parties	Wenzhou Ailefu Technology Co. Ltd.	132,136	-
TOTAL		$132,136	$-
Accounts receivables, related parties	ZheJiang Rayak Technology Co., Ltd.	3,178,800
	Wenzhou Weidi Technology Co. Ltd.		1,314,332
TOTAL		$3,178,800	$1,314,332
Advance to suppliers, related parties	Shanghai Fushishenye Mechanical and Electrical Equipment Co. Ltd.	671,200	-
	Wenzhou Ailefu Technology Co. Ltd.	613,585	-
TOTAL		$1,284,785	$-
Other receivables, related parties	Wenzhou Ailefu Technology Co. Ltd.	14,300	-
TOTAL		$14,300	-